COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, $ in Millions		1 Months Ended										6 Months Ended			12 Months Ended
	Jun. 06, 2017 shares	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Oct. 31, 2019 USD ($) installment	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) installment	Jan. 31, 2019 USD ($) shares	Oct. 31, 2016 USD ($) shares	Aug. 31, 2016 shares	Jun. 30, 2016 HKD ($) shares	Aug. 31, 2014 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016	Oct. 31, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	May 31, 2016	Dec. 31, 2014
Loss Contingencies
Funds raised for the development of cross fire new mobile game												$ 7,990,468			$ 8,259,345				¥ 56,453,454	¥ 57,499,910		¥ 57,499,910
Number of options canceled | shares	10,806,665
Investments in equity investees															$ 1,436,410					10,000,000		45,216,118
Common stock par value | $ / shares															$ 0.01						$ 0.01
Initial deposit for joint venture arrangement					$ 5,000,000									¥ 34,881,000	$ 5,010,342	¥ 34,881,000	¥ 0	¥ 0
Redeemable convertible preferred shares redemption value												104,492	¥ 738,246	¥ 10,497,201	1,842,569	12,827,598	¥ 40,918,773
Copyright infringements
Loss Contingencies
Total aggregated claim												400,000	3,000,000		400,000	3,000,000
Third-party consultant
Loss Contingencies
Number of options canceled | shares							1,000,000
Joint venture to manufacture, market, distribute and sell electric cars
Loss Contingencies
Initial deposit for joint venture arrangement						$ 5,000,000
Number of installments to pay capital contribution | installment						3
Development fee payable				$ 18,000,000
Development fee payable, number of installments | installment				4
Development fee payable, first installment				$ 6,000,000
Development fee payable, first installment, payment period				2 days
Joint venture to manufacture, market, distribute and sell electric cars | Maximum
Loss Contingencies
Investment commitments						$ 600,000,000
Equity Method Investment Funding Commitment						$ 600,000,000
System Link Corporation Limited ("System Link")
Loss Contingencies
Ownership interest (as a percent)																															50.00%
Refund of court acceptance fee paid															500,000	3,800,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value												16,500,000			16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value												18,100,000			18,100,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value												19,900,000			19,900,000
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies
Investment commitments															600,000					4,100,000	$ 600,000	4,100,000	$ 1,300,000	¥ 9,000,000
Investments in equity investees															700,000					4,900,000	700,000	4,900,000
Purchase commitment amount												1,000,000	6,800,000		1,000,000	6,800,000
Maximum accumulated investment for waiving purchase commitment												$ 800,000	¥ 6,000,000		$ 900,000	¥ 6,000,000
Purchase commitment, description												As of June 30, 2020, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.8 million).	As of June 30, 2020, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.8 million).		As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).	As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).
Equity Method Investment Funding Commitment															$ 600,000					¥ 4,100,000	$ 600,000	¥ 4,100,000	$ 1,300,000	¥ 9,000,000
L&A International Holding Limited
Loss Contingencies
Line of credit amount										$ 92.3																			$ 11,900,000
Interest rate (as a percent)										2.00%																			2.00%
Line of credit , duration										24 months
Amount of shares pledged | shares										417,440,000
Percentage of shares owned										58.10%															37.00%				58.10%	10.40%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares											27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares												39,766,589	39,766,589		39,766,589	39,766,589
Jiu Gang | Smilegate
Loss Contingencies
Ownership interest (as a percent)												20.00%			20.00%				20.00%	20.00%
Jiu Gang | Shenzhen EN-plus Technologies Co., Ltd. ("EN+")
Loss Contingencies
Ownership interest (as a percent)												80.00%			80.00%				80.00%	80.00%
Jiu Gang | Joint venture related to new energy electric vehicles
Loss Contingencies
Investment commitments												$ 7,100,000			$ 7,200,000				¥ 50,000,000	¥ 50,000,000
Equity Method Investment Funding Commitment												7,100,000			7,200,000				50,000,000	50,000,000
Cross fire new mobile game | Smilegate
Loss Contingencies
Period for payment of minimum guarantee for royalty							30 days
Cross fire new mobile game | Minimum | Smilegate
Loss Contingencies
Guarantee for royalty							$ 2,000,000
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies
Funds raised for the development of cross fire new mobile game								$ 8,300,000				8,100,000			8,300,000				57,500,000	57,500,000						¥ 57,500,000
Additional funds aimed to be raised for the development of CrossFire new mobile game								$ 14,400,000				$ 14,200,000			14,400,000				¥ 100,000,000	100,000,000						¥ 100,000,000
Funds required for the development of CrossFire new mobile game															$ 22,600,000					¥ 157,500,000							$ 22,600,000	¥ 157,500,000
Total aggregated claim		$ 8,100,000	¥ 57,500,000
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange | Elegant Wisdom Limited
Loss Contingencies
Option granted | shares								365,079	1,000,000